     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 7, 1998

                         Securities Act Registration No.  33--66080
                         Investment Company Act Registration No.  811-7874

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

                      POST-EFFECTIVE AMENDMENT NO. 8                  [ X ]

                                       and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     [ X ]
                                     OF 1940

                             AMENDMENT NO. 10                         [ X ]

                        THE ONE GROUP(R) INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                    (Address of Principal Executive Offices)

                                 (614) 249-7111
                         (Registrant's Telephone Number)


                              CHRISTOPHER A. CRAY
                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                    (Name and Address of Agent for Service)


                                   Copies To:

    Alan G. Priest, Esquire               Elizabeth Davin, Esquire
    Ropes & Gray                          Druen, Dietrich, Reynolds & Koogler
    One Franklin Square                   One Nationwide Plaza
    1301 K Street, N.W., Suite 800E       Columbus, Ohio  43216
    Washington, D.C.  20005

Approximate Date of Proposed Public Offering: Immediately upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

                  Immediately upon filing pursuant to paragraph (b)
           ----
                  on (date) pursuant to paragraph (b)
           ----
                  60 days after filing pursuant to paragraph (a)(1)
           ----
                  on (DATE) pursuant to paragraph (a)(1)
           ----
            X     75 days after filing pursuant to paragraph (a)(2)
           ----
                  on (DATE) pursuant to paragraph (a)(2) of Rule 485.
           ----

If appropriate, check the following box:

                  post-effective amendment designates a new effective date for a
           ----   previously filed post-effective amendment.

                         THE ONE GROUP(R) INVESTMENT TRUST

                              CROSS REFERENCE SHEET


Form N-1A Part A Item                                Prospectus Caption
---------------------                                ------------------

1.  Cover Page ..................................    Cover Page

2.  Synopsis ....................................    About the Funds

3.  Financial Highlights ........................    Not Applicable; New Funds

4.  General Description                              About the Funds, More About the
      of Registrant .............................    Funds, Details About the Funds' Investment Practices and Policies

5.  Management of the Fund ......................    About the Funds; More About the Funds; Organization & Management of the Funds;

6.  Capital Stock and Other .....................    More About the Funds
      Securities

7.  Purchase of Securities ......................    More About the Funds
      Being Offered


8.  Redemption or Repurchase ....................    More About the Funds


9.  Pending Legal Proceedings ...................    Inapplicable

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION
FORM N-1A PART B ITEM                                CAPTION
---------------------                                -------

10. Cover Page                                       Cover Page

11. Table of Contents                                Table of Contents

12. General Information and History                  The Trust; Additional Information -
                                                     Description of Shares

13. Investment Objective and Policies                Investment Objectives and Policies

14. Management of the Funds                          Management of the Trust

15. Control Persons and Principal                    Additional Information -

    Holders of Securities                            Miscellaneous

16. Investment Advisory and Other
      Services                                       Management of the Trust

17. Brokerage Allocation                             Management of the Trust - Portfolio
                                                     Transactions

18. Capital Stock and Other Securities               Valuation; Additional
                                                     Information Regarding the
                                                     Calculation of Per Share Net Asset Value;
                                                     Additional Purchase and
                                                     Redemption Information;
                                                     Additional Information

19. Purchase, Redemption and Pricing of              Valuation; Additional
Securities Being Offered                             Information Regarding the
                                                     Calculation Per Share Net Asset Value;
                                                     Additional Purchase and Redemption
                                                     Information; Management of the
                                                     Trust

20. Tax Status                                       Investment Objectives and Policies -
                                                     Additional Tax Information Concerning
                                                     All Funds


21. Underwriters                                     Not applicable

22. Calculation of Performance Data                  Additional Information - Calculation of
                                                     Performance Data

23. Financial Statements                             New Funds -- None Available


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                     Part A


Part A of Post Effective Amendment No. 7 (filed April 13, 1998) to The One Group Investment Trust=s Registration Statement on Form N-1A for The One Group Investment Trust Government Bond Fund, The One Group Investment Trust Asset Allocation Fund, The One Group Investment Trust Growth Opportunities Fund,
The One Group Investment Trust Large Company Growth Fund, and The One Group Investment Trust Equity Index Fund is incorporated herein by reference.

                        THE ONE GROUP(R) INVESTMENT TRUST


                                   Bond Fund
                               Value Growth Fund
                           Mid Cap Opportunities Fund
                               Mid Cap Value Fund

                                   Prospectus
                                December 21, 1998



         This prospectus describes four mutual funds (the "Funds") with a variety of investment objectives, including capital appreciation, current income, long-term capital growth and growth of income, and total return. The shares of the Funds are sold to: (i) certain separate accounts to fund variable annuity and variable life contracts issued by life insurance companies; and (ii) qualified pension and retirement plans. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

PLEASE REMEMBER THAT SHARES OF THE FUNDS: O ARE NOT DEPOSITS OR OBLIGATIONS OF,
 OR GUARANTEED BY BANK ONE CORPORATION OR ITS AFFILIATES; O ARE NOT INSURED OR
  GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; O INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


A BRIEF PREVIEW OF THE FUNDS
ABOUT THE FUNDS
  Bond Fund
  Value Growth Fund
  Mid Cap Opportunities Fund
  Mid Cap Value Fund
MORE ABOUT THE FUNDS
  Portfolio Quality
  Illiquid Investments
  Special Risk Considerations
  Shareholder Rights
  Questions
  Share Redemption
  Net Asset Value
  Dividends
  Tax Status
ORGANIZATION AND MANAGEMENT OF THE FUNDS The Funds The Board of Trustees The
  Advisor The Distributor The Administrator The Transfer Agent and Dividend Paying Agent The Custodian and the Sub-Custodian Expenses of the Funds Year 2000
DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
  POLICIES
  Investment Practices
  Investment Risks
  Investment Policies
 Temporary Defensive Position
ADDITIONAL INFORMATION
 Performance
APPENDIX: DESCRIPTION OF RATINGS


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ONE GROUP INVESTMENT TRUST.

                          A BRIEF PREVIEW OF THE FUNDS

WHAT ARE THE GOALS OF THE ONE GROUP INVESTMENT TRUST FUNDS?

The Funds are designed for a variety of investment objectives, including capital appreciation, current income, long-term capital growth and growth of income, and total return. Each Fund pursues a different objective and involves different risks. Please read about each Fund before investing.


WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

The Bond Fund (the "Bond Fund") will invest in intermediate and long-term debt securities including U.S. Government obligations, corporate obligations, foreign debt obligations, and mortgage-backed securities. The Value Growth Fund, the Mid Cap Opportunities Fund, and the Mid Cap Value Fund (collectively, the "Equity Funds") will invest in a variety of equity securities, including common stocks. The Equity Funds also may invest in debt securities and preferred stocks which are convertible into common stock. The Funds may invest in securities of foreign issuers and lend their securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

The Bond Fund invests in fixed-income investments that are subject to market fluctuations as a result of changes in interest rates. As a result, the value of investments in the Bond Fund may decrease during periods of rising interest rates and increase during periods of declining interest rates. In addition, the Bond Fund invests in mortgage-related securities which may have significantly greater price and yield volatility than traditional fixed-income securities. Fixed income investments are also subject to credit risk -- the risk that the issuer will be unable to meet its repayment obligation. The Equity Funds invest in equity securities that are more volatile and carry more risk than some other forms of investments. These risks include "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. All of the Funds may invest in derivative securities and foreign securities. These securities may expose the Funds to risks that are different from investments in traditional securities or U.S. securities, respectively. Please note that an investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Funds" and "Investment Risks."


WHO MANAGES THE FUNDS?

Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor."

HOW WILL SHARES BE PURCHASED AND REDEEMED?

Shares of the Funds will be purchased by separate accounts of insurance companies to fund variable annuity and variable life contracts ("Insurance Contracts") owned by you and other policy holders. In addition, shares of the Funds may be made available for purchase by qualified pension and retirement plans ("Qualified Plans"). For information concerning the purchase and redemption of shares through Insurance Contracts or Qualified Plans, refer to the literature that you received from your insurance agent or plan administrator.

THE ONE GROUP(R) Investment Trust Bond Fund


INVESTMENT OBJECTIVE

The Fund seeks to earn a high level of current income and total return by investing primarily in a diversified portfolio of short, intermediate and long-term debt securities.


INVESTMENT STRATEGY

The Fund invests in all types of debt securities rated as investment grade, as well as convertible securities, preferred stock, and loan participations. The Fund's weighted average maturity will normally range between six and twelve years, although the Fund may shorten its weighted average maturity for temporary defensive purposes.


PORTFOLIO SECURITIES

The Fund invests at least 80% of its total assets in debt securities of all types. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. Up to 15% of the Fund's total assets may be invested in dollar denominated debt securities (including cash equivalents) of foreign issuers. The Fund also may purchase taxable or tax-exempt municipal securities. The Fund may invest up to 5% of its net assets in lower rated convertible securities and securities having common stock characteristics such as rights and warrants. For a list of the types of securities in which the Fund may invest, please read "Investment Practices."


RISK CONSIDERATIONS

The Fund invests in fixed-income securities. The value of these securities will change in response to interest rate changes, economic conditions and other factors. This is especially true to the extent the Fund invests in debt securities in the lowest investment grade category. The Fund also invests in mortgage-related securities which may have greater price and yield volatility than traditional fixed income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

FUND MANAGEMENT

The Fund is managed by a team of portfolio managers, research analysts and fixed income traders. The team works together to establish general duration and sector strategies for the Fund. Each team member makes recommendations about securities in the Fund. The research analysts and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.


This section would normally include Financial Highlights for the Fund. Because the Fund will not commence operations until after December 31, 1998, there are no Financial Highlights for the Fund.

THE ONE GROUP(R) Investment Trust Value Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

INVESTMENT STRATEGY

The Fund invests primarily in common stocks of overlooked or undervalued companies that have the potential for earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across varied capitalization levels targeting both value and growth oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.

PORTFOLIO SECURITIES

The Fund normally invests at least 65% of its total assets in equity securities described above. Up to 35% of its total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash, and cash equivalents. For a list of the types of securities in which the Fund may invest, please read "Investment Practices."

RISK CONSIDERATIONS

The Fund invests in equity securities which may increase or decrease in value. As a result, your investment in the Fund may increase or decrease in value. The Fund also may invest in fixed income securities. The value of these securities will change in response to interest rate changes and other factors. This is especially true to the extent that the Fund invests in debt securities with speculative characteristics. Before you invest, please read "More About the Funds" and "Investment Risks."

FUND MANAGEMENT

The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.


This section would normally include Financial Highlights for the Fund. Because the Fund will not commence operations until after December 31, 1998, there are no Financial Highlights for the Fund.

THE ONE GROUP(R) Investment Trust Mid Cap Opportunities Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

INVESTMENT STRATEGY

The Fund invests primarily in equity securities of companies with market capitalizations of $500 million to $5 billion. The Fund intends to invest in companies of this size with strong growth potential, stable market share, and an ability to quickly respond to new business opportunities.

PORTFOLIO SECURITIES

The Fund normally invests at least 80% of its total assets in common and preferred stock, rights, warrants, convertible securities, and other equity securities. While the Fund invests primarily in securities of U.S. companies, up to 25% of its total assets may be invested in equity securities of foreign issuers. Up to 20% of the Fund's total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash and cash equivalents. The Fund may invest up to 5% of its net assets in lower rated convertible securities and securities having common stock characteristics such as rights and warrants. For a list of the types of securities in which the Fund may invest, please read "Investment Practices."

RISK CONSIDERATIONS

The Fund invests in equity securities which may increase or decrease in value. As a result, your investment in the Fund may increase or decrease in value. The Fund also may invest in fixed income securities. The value of these securities will change in response to interest rate changes and other factors. This is especially true to the extent that the Fund invests in debt securities with speculative characteristics. Before you invest, please read "More About the Funds" and "Investment Risks."

FUND MANAGEMENT

The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

This section would normally include Financial Highlights for the Fund. Because the Fund will not commence operations until after December 31, 1998, there are no Financial Highlights for the Fund.

THE ONE GROUP(R) Investment Trust Mid Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

INVESTMENT STRATEGY

The Fund primarily invests in the equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $5 billion. In choosing investments, the Fund considers the issuer's soundness and earnings prospects. If Banc One Investment Advisors determines that a company's fundamentals are declining or that the company's ability to pay dividends has been impaired, it likely will eliminate the Fund's holding of the company's stock.

PORTFOLIO SECURITIES

The Fund normally invests at least 80% of its total assets in equity securities, including common stocks, debt securities, and preferred stocks that are convertible into common stocks. A portion of the Fund's assets will be held in cash equivalents. For a list of the types of securities in which the Fund may invest, please read "Investment Practices."

RISK CONSIDERATIONS

The Fund invests in equity securities which may increase or decrease in value. Therefore, the value of your investment in the Fund may increase or decrease in value. Before you invest, please read "More About the Funds" and "Investment Practices."

FUND MANAGEMENT

The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

This section would normally include Financial Highlights for the Fund. Because the Fund will not commence operations until after December 31, 1998, there are no Financial Highlights for the Fund.

                              MORE ABOUT THE FUNDS

WHEN THE PROSPECTUS REFERS TO "BONDS," WHAT TYPES OF INVESTMENTS ARE INCLUDED?

"Bonds" include debt instruments with a remaining maturity of one year or more issued by the U.S. Treasury, U.S. Government and its agencies and instrumentalities, corporations, municipalities, securities issued or guaranteed by foreign governments, their agencies or instrumentalities, securities issued by domestic and supranational banks, mortgage-related securities, asset-backed securities, stripped government securities and zero coupon obligations.

PORTFOLIO QUALITY

The Funds only purchase securities that meet certain rating criteria.


Bond Fund. The Bond Fund may purchase corporate and municipal bonds that are rated in ANY category. The Bond Fund will invest now more than 5% of its net assets in securities rated below investment grade. Bonds in the lowest investment grade category may be riskier than higher rated bonds. Short-term corporate obligations such as commercial paper notes and variable demand obligations must be rated in one of the two highest investment grade categories at the time of investment.


Equity Funds.


- Municipal securities and short-term corporate obligations, such as commercial paper, notes and variable rate demand obligations, must be rated in one of the two highest investment grade categories at the time of investment.

- Corporate bonds generally will be rated in one of the three highest investment grade categories. Banc One Investment Advisors reserves the right to invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

- The Mid Cap Opportunities Fund may invest up to 5% of its net assets in lower rated convertible securities.


If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

ILLIQUID INVESTMENTS

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by The One Group Investment Trust Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK CONSIDERATIONS

Derivatives: Some of the Funds invest in securities that are considered to be "derivatives." Derivatives are securities that derive their value from the performance of underlying assets or securities. These include:

-        options, futures contracts, and options on futures contracts

-        warrants

- mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed securities (IOs and POs)

-        asset-backed securities

-        swap, cap and floor transactions

-        new financial products

-        currency forwards

-        structured instruments

These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. For a more detailed discussion of these risks, please read "Investment Risks." A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments.

Fixed Income Securities: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


Lower Rated Securities: Securities in the lowest investment grade category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities. The Bond Fund and the Mid Cap Opportunities Fund may invest up to 5% of its net assets in lower rated convertible securities. Such securities are speculative and may be classified as "junk bonds." A more detailed description of the risks associated with these securities is contained in the Statement of Additional Information.


Small Capitalization Companies: Investments in smaller, newer companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

Foreign Securities: Investments in foreign securities involve risks different from investments in U.S. securities. For more details, see "Investment Practices" and "Investment Risks."


SHAREHOLDER RIGHTS

Shares of the Funds are sold at net asset value to separate accounts of insurance companies to fund variable annuity and variable life contracts ("Insurance Contracts"). You and other policy holders will not own shares of the Fund directly. Rather, all shares will be held by Insurance Company Separate Accounts for your benefit and the benefit of other Insurance Contracts. In the future, shares of the Funds may also be sold to qualified pension and retirement plans ("Qualified Plans") for the benefit of plan participants. The interests of different Separate Accounts and/or Qualified Plans are not always the same and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken. All investments in the Funds are credited to the shareholder's account in the form of full or fractional shares of the designated Fund. The Funds do not issue share certificates. Initial and subsequent purchase payments allocated to a specific Fund are subject to any limits set by your Insurance Contract or Qualified Plan.


Under current practices, the Insurance Contracts will solicit voting instructions from policy holders with respect to any matters that are presented to a vote of shareholders. Each Fund votes separately on matters relating solely to that Fund or which affect that Fund differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. The holders of each share shall be entitled to one vote for each share held.

The One Group Investment Trust does not hold Annual Meetings of shareholders but may hold Special Meetings. Special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objectives, or approve an investment advisory contract.

QUESTIONS

- Any questions regarding the Funds should be directed to The One Group Investment Trust, Three Nationwide Plaza, Columbus, Ohio 43215 1-800-860-3946.

- All questions regarding variable annuities or Qualified Plans should contact the address indicated in the prospectuses and plan documents that you received from your insurance agent or plan administrator.




SHARE REDEMPTION

- Separate Accounts may redeem shares to make benefit or surrender payments to you and other policyholders. Redemptions are processed on any day on which the Funds are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, Nationwide Investors Services, Inc.


- The Funds are open for business (each, a "Business Day") other than weekends and the following holidays: New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

NET ASSET VALUE

- The net asset value ("NAV") per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time), on each Business Day.

- The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares of the Fund that are outstanding.


DIVIDENDS

- All dividends are distributed to the Separate Accounts and Qualified Plans on a quarterly basis and will be automatically reinvested in Fund shares.

- Dividends are not taxable as current income to Insurance Contract holders or Qualified Plan participants.


TAX STATUS

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the other Funds. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and meet all other requirements necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains distributed to its shareholders. Each Fund intends to distribute all of its net investment income and net capital gains to its shareholders on a current basis.

For a discussion of the tax consequences of variable annuity contracts or Qualified Plans, refer to the prospectus of the Separate Accounts that fund variable annuity and variable life contracts, or Qualified Plan documents, as such documents may be appropriate. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to Federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Section 817(h) of the Code provides that investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the annuity contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements. If a Separate Account underlying a variable annuity contract were not adequately diversified, the owner of such variable annuity contract would be immediately subject to tax on the earnings allocable to the contract.

Additional information about the tax status of the Funds is provided in the Statement of Additional Information.

ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE FUNDS

Each Fund is a series of The One Group Investment Trust, an open-end management investment company. The One Group Investment Trust consists of nine separate Funds. Four of the Funds are described in this prospectus; the other Funds are described in a separate prospectus. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of the Trust.


THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of The One Group Investment Trust.

As of June 30, 1998, Banc One Investment Advisors, an indirect wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets.

Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, at the following annual percentages of the average daily net assets of each Fund: 0.60% for the Bond Fund, 0.74% for the Value Growth Fund, 0.74% for the Mid Cap Opportunities Fund, and 0.74% for the Mid Cap Value Fund. Banc One Investment Advisors has voluntarily agreed to waive all or part of its fees in order to limit the Funds' total operating expenses on an annual basis to not more than 0.75% of the average daily net assets of the Bond Fund, not more than 0.95% of the average daily net assets of the Value Growth Fund, not more than 0.95% of the average daily net assets of the Mid Cap Opportunities Fund, and not more than 0.95% of the average daily net assets of each of the Mid Cap Value Fund.

THE ADMINISTRATOR

Nationwide Advisory Services, Inc. (the "Administrator"), a wholly owned subsidiary of Nationwide Life Insurance Company, which in turn is a wholly owned subsidiary of Nationwide Financial Services, Inc., a holding company of the Nationwide Insurance Enterprise, serves as the Funds' administrator. The Administrator is responsible for providing administrative services including regulatory reporting, all necessary office space, equipment, facilities and the services of executive and clerical personnel for administering the affairs of the Funds.

For these services, the Administrator receives a fee based on average net assets. For all the Funds of the Trust (except the Equity Index which is described in a separate Prospectus), the fee is computed on a daily basis at annual rates equal to the following percentages of the average net assets of the Trust (less the assets of the Equity Index Fund): 0.24% of the Trust's average net assets up to $250 million and 0.14% of the Trust's average net assets that are greater than $250 million. The Administrator's fees are calculated daily and paid monthly.

THE TRANSFER AND DIVIDEND PAYING AGENT

Nationwide Investors Services, Inc., a wholly owned subsidiary of the Administrator, acts as the transfer agent and dividend paying agent for the Trust and in doing so performs certain bookkeeping, data processing and administrative services.

THE CUSTODIAN AND THE SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528 acts as Custodian. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' NAV. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee by the Funds for this service.

EXPENSES OF THE FUNDS

Each Fund bears all expenses of its operations other than those incurred by Banc One Investment Advisors and the Administrator under their respective Advisory Agreement and Administration Agreement with the Funds. In particular, the Funds pay: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, interest and taxes, registration fees and expenses, expenses of the Transfer and Dividend Paying Agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, Banc One Investment Advisors or any of its affiliates, expenses of printing and mailing reports and notices and proxy material to beneficial shareholders of the Trust, and any extraordinary expenses. The Equity Index Fund also pays all expenses incurred in valuing portfolio securities. Expenses incurred jointly by the Funds are allocated among the Funds in a manner determined by the Trustees to be fair and equitable. The organizational expenses of each of the Funds listed in this Prospectus will be paid by the Funds.

YEAR 2000

Preparing for the Year 2000 is a high priority for the Funds. Both the Administrator and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to the Funds. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to Funds.

Banc One Investment Advisors has identified information technology systems and interfaces that provide service and support to the Funds. Many, if not all, of the systems are owned or operated by third party servicers (for example, The One Group Investment Trust's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and the Administrator have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Neither the Funds nor their shareholders will bear any of the direct remediation expenses.

Neither the Administrator nor Banc One Investment Advisors currently anticipate that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, The One Group Investment Trust currently anticipates that the move to Year 2000 will not have a material impact on its operations.

DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                FUND NAME                                                           FUND CODE
                                ---------                                                           ---------

         The One Group Investment Trust Bond Fund                                                         1
         The One Group Investment Trust Value Growth Fund                                                 2
         The One Group Investment Trust Mid Cap Opportunities Fund                                        3
         The One Group Investment Trust Mid Cap Value Fund                                                4



INSTRUMENT                                                                        FUND CODE                   RISK TYPE
----------                                                                        ---------                   ---------

U.S. Treasury Obligations: Bills, notes,                                               1-4                      Market
bonds, STRIPS, and CUBES.

Treasury Receipts: TRS, TIGRs, and CATS.                                               1-4                      Market

U.S. Government Agency Securities: Securities                                          1-4                      Market
issued by agencies and instrumentalities of                                                                     Credit
the U.S. Government.  These include Ginnie Mae,
Fannie Mae, and Freddie Mac.


Certificates of Deposit: Negotiable instruments with a stated                          1-4                      Market
maturity.                                                                                                       Credit
                                                                                                               Liquidity

Time Deposits: Non-negotiable receipts issued by a bank in                             1-4                     Liquidity
exchange for the deposit of funds.                                                                              Credit
                                                                                                                Market

Common Stock: Shares of ownership of a company.                                        2-4                      Market

Repurchase Agreements: The purchase of a security and the                              1-4                      Credit
simultaneous commitment to return the security to the seller at                                                 Market
an agreed upon price on an agreed upon date. This is treated as                                                Liquidity
a loan.

INSTRUMENT                                                                        FUND CODE                   RISK TYPE
----------                                                                        ---------                   ---------

Reverse Repurchase Agreement: The sale of a security and the                           1-4                       Market
simultaneous commitment to buy the security back at an agreed                                                   Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.

Securities Lending: The lending of up to 33-1/3% of the Fund's                          1-4                      Credit
total assets. In return the Fund will receive cash,                                                              Market
other securities, and/or letters of credit.                                                                     Leverage


When-Issued Securities and Forward Commitments: Purchase or                            1-4                      Market
contract to purchase securities at a fixed price for delivery at                                                Leverage
a future date.                                                                                                 Liquidity
                                                                                                                Credit


Investment Company Securities: Shares of other mutual funds,                           1-4                      Market
including money market funds of The One Group(R) and shares of other investment companies for which Banc One Investment Advisors serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

Convertible Securities: Bonds or preferred stock that convert to                       1-4                      Market
common stock.                                                                                                   Credit

Call and Put Options: A call option gives the buyer the right to                       1-4                    Management
buy, and obligates the seller of the option to sell, a security                                                Liquidity
at a specified price. A put option gives the buyer the right to                                                 Credit
sell, and obligates the seller of the option to buy, a security                                                 Market
at a specified price. The Funds will sell only covered call and                                                Leverage
secured put options.

Futures and Related Options: A contract providing for the future                       1-4                    Management
sale and purchase of a specified amount of a specified security,                                                Market
class of securities, or an index at a specified time in the                                                     Credit
future and at a specified price.                                                                              Liquidity
                                                                                                               Leverage

Real Estate Investment Trusts ("REITs"): Pooled investment                             1-4                    Liquidity
vehicles which invest primarily in income producing real estate                                               Management
or real estate related loans or interest.                                                                       Market
                                                                                                              Regulatory
                                                                                                                 Tax
                                                                                                              Pre-payment

Bankers' Acceptances: Bills of exchange or time drafts drawn on                        1-4                      Credit
and accepted by a commercial bank. Maturities are generally six                                                Liquidity
months or less.                                                                                                 Market

Commercial Paper: Secured and unsecured short-term promissory                          1-4                      Credit
notes issued by corporations and other entities. Maturities                                                    Liquidity
generally vary from a few days to nine months.                                                                  Market


Foreign Securities: Stocks issued by foreign companies, as well                        1-4                      Market
as commercial paper of foreign issuers and obligations of                                                      Political
foreign banks, overseas branches of U.S. banks and supranational                                                Liquidity
entities. The Equity Funds may also invest in American Depository                                          Foreign Investment
Receipts.

Restricted Securities: Securities not registered under the                             1-4                     Liquidity
Securities Act of 1933, such as privately placed commercial                                                     Market
paper and Rule 144A securities.                                                                                 Credit


Variable and Floating Rate Instruments: Obligations with                               1-4                      Credit
interest rates which are reset daily, weekly, quarterly or some                                                Liquidity
other period and which may be payable to the Fund on demand.                                                    Market

Warrants: Securities, typically issued with preferred stock or                         2, 3                     Market
bonds, that give the holder the right to buy a proportionate                                                    Credit
amount of common stock at a specified price.

Preferred Stock: A class of stock that generally pays a dividend                       1-4                      Market
at a specified rate and has preference over common stock
in the payment of dividends and in liquidation.

INSTRUMENT                                                                        FUND CODE                   RISK TYPE
----------                                                                        ---------                   ---------

Mortgage-Backed Securities: Debt obligations secured by real                           1                     Pre-payment
estate loans and pools of loans. These include collateralized                                                  Market
mortgage obligations ("CMOs") and Real Estate Mortgage Investment                                              Credit
Conduits ("REMICs").

Corporate Debt Securities: Corporate bonds and non-convertible                         1                       Market
debt securities.                                                                                               Credit

Demand Features: Securities that are subject to puts and standby                                               Market
commitments to purchase the securities at a fixed price (usually                       1                      Liquidity
with accrued interest) within a fixed period of time following                                               Management
demand by a Fund.


Asset-Backed Securities: Securities secured by company                                1, 3                   Pre-payment
receivables, home equity loans, truck and auto loans, leases,                                                  Market
credit card receivables and other securities backed by other                                                   Credit
types of receivables or other assets.                                                                        Regulatory


Mortgage Dollar Rolls: A transaction in which a Fund sells                            1, 3                   Pre-payment
securities for delivery in a current month and simultaneously                                                  Market
contracts with the same party to repurchase similar but not                                                   Regulatory
identical securities on a specified future date.

Adjustable Rate Mortgage Loans ("ARMs"): Loans in a mortgage                           1                     Pre-payment
pool which provide for a fixed initial mortgage interest rate                                                  Market
for a specified period of time, after which the rate may be                                                    Credit
subject to periodic adjustments.                                                                             Regulatory

Swaps, Caps and Floors: A Fund may enter into these transactions                       1-3                    Management
to manage its exposure to changing interest rates and other                                                    Credit
factors. Swaps involve an exchange of obligations by two                                                      Liquidity
parties. Caps and floors entitle a purchaser to a principal                                                    Market
amount from the seller of the cap or floor to the extent
that a specified index exceeds or falls below a predetermined interest rate or amount.

New Financial Products: New options and futures contracts and                          1-3                    Management
other financial products continue to be developed and the Funds                                                 Credit
may invest in such options, contracts and products.                                                             Market
                                                                                                               Liquidity


Structured Instruments: Debt securities issued by agencies and                          1                       Market
instrumentalities of the U.S. government, banks, municipalities,                                               Liquidity
corporations and other businesses whose interest and/or                                                       Management
principal payments are indexed to foreign currency exchange                                                     Credit
rates, interest rates, or one or more other referenced indices.                                            Foreign Investment

Municipal Securities: Securities issued by a state or political                         1                       Market
subdivision to obtain funds for various public purposes.                                                        Credit
Municipal securities include private activity bonds and                                                        Political
industrial development bonds, as well as General Obligation                                                       Tax
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue                                                Regulatory
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal
housing authorities and single family revenue bonds.

Obligations of Supranational Agencies: Obligations of                                 1, 3                      Credit
supranational agencies who are chartered to promote economic                                               Foreign Investment
development and are supported by various governments                                                            Market
and governmental agencies.

Currency Futures and Related Options: The Funds may engage in                                                  Management
transactions in financial futures and related options, which are                      1, 3                     Liquidity
generally described above. The Funds will enter into these                                                      Credit
transactions in foreign currencies for hedging purposes                                                         Market
only.                                                                                                          Political
                                                                                                               Leverage
                                                                                                           Foreign Investment


INSTRUMENT                                                                        FUND CODE                   RISK TYPE
----------                                                                        ---------                   ---------


Forward Foreign Exchange Transactions: Contractual agreement to                       1, 3                    Management
purchase or sell one specified currency for another currency at                                                Liquidity
a specified future date and price. The Funds will enter into                                                    Credit
forward foreign exchange transactions for hedging purposes only.                                                Market
                                                                                                               Political
                                                                                                               Leverage
                                                                                                          Foreign Investment


Zero-Coupon Debt Securities: Bonds and other debt that pay no                         1, 3                      Credit
interest, but are issued at a discount from their value at Market maturity. When held to maturity, their entire return equals the
Zero Coupon difference between their issue price and their
maturity value.


Standard & Poor's Depository Receipts ("SPDRs"): SPDRs represent                      2-4                       Market
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price performance and dividend yield of the S&P 500 Index. A SPDR entitles a holder to receive proportionate quarterly cash distributions
corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio, less trust expenses.


Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities                        1, 3                      Credit
which convert on a specified date to interest bearing debt                                                      Market
securities.                                                                                                   Zero Coupon

Stripped Mortgage-Backed Securities: Derivative multi-class                            1                      Pre-payment
mortgage securities which are usually structured with two                                                       Market
classes of shares that receive different proportions of the                                                     Credit
interest and principal from a pool of mortgage assets. These                                                  Regulatory
include IOs and POs.



Inverse Floating Rate Instruments: Floating rate debt                                  1                        Market
instruments with interest rates that reset in the opposite                                                     Leverage
direction from the market rate of interest to which the inverse                                                 Credit
floater is indexed.

Loan Participations and Assignments: Participations in, or                            1, 3                      Credit
assignments of all or a portion of loans to corporations or to                                                 Political
governments, including governments of the less developed                                                       Liquidity
countries ("LDC's").                                                                                      Foreign Investment
                                                                                                                Market


Fixed Rate Mortgage Loans: Investments in fixed rate mortgage                          1                        Credit
loans or mortgage pools which bear simple interest at fixed                                                   Pre-payment
annual rates and have original terms ranging from 5 to 40 years.                                                Regulatory
                                                                                                                Market

Short-Term Funding Agreements: Investments in short-term funding                       1                        Credit
agreements issued by banks and highly rated U.S. insurance                                                     Liquidity
companies such as Guaranteed Investment Contracts ("GIC's") and                                                 Market
Bank Investment Contracts ("BIC's").

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         - Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         - Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.
         Incomplete matching can result in unanticipated risks.

- Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- Pre-Payment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


- Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies can be found in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

Bond Fund. For temporary defensive purposes as determined by Banc One Investment Advisors, the Bond Fund may invest up to 100% of its assets in money market instruments, and may hold a portion of its assets in cash for liquidity purposes.

Equity Funds. For temporary defensive purposes as determined by Banc One Investment Advisors, the Mid Cap Value Fund and the Value Growth Fund may temporarily invest up to 100% of their total assets in cash and cash equivalents. The Mid Cap Opportunities Fund invest up to 20% of its total assets in cash and cash equivalents. Cash equivalents include:

- Securities issued by the U.S. Government, its agencies and instrumentalities

-        Repurchase Agreements (other than equity repurchase agreements)

-        Certificates of Deposit

-        Bankers' Acceptances

-        Commercial Paper (rated in one of the two highest rating categories)

-        Variable Rate Master Demand Notes

-        Bank Money Market Deposit Accounts


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds. It is estimated that portfolio turnover rate for the Bond Fund will not exceed

50% and portfolio turnover for each of the Equity Funds will not exceed 100%. Each Equity Fund may engage in short-term trading, which involves selling securities for a short time in order to increase the potential for capital appreciation and/or income of an Equity Fund or to take advantage of a temporary disparity in the normal price or yield relationship between two securities or changes in market industry or company conditions or outlook. Any such trading would increase a Fund's turnover rate and its transaction costs.

ADDITIONAL INFORMATION

PERFORMANCE

From time to time, each Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30 day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment, for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

Yields and total returns contained in advertisements include the effect of deducting a Fund's expenses, but may not include charges and expenses attributable to Separate Accounts and Qualified Plans. Since shares may only be purchased by Separate Accounts and Qualified Plans, contract owners should carefully review the Separate Account and Qualified Plan documents for information on fees and expenses. Excluding such fees and expenses from a Fund's total return quotations has the effect of increasing the performance quoted.

Each Fund's performance may from time to time be compared to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE FUNDS IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. THE SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Additional information concerning each Fund's performance appears in the Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS
                     ---------------------------------------

Duff & Phelps Credit Rating Co. ("Duff")
----------------------------------------

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity facts and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5 Issuer failed to meet scheduled principal and/interest payments.

Standard & Poor's Corporation ("S&P")
-------------------------------------

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B                 Regarded as having significant speculative characteristics.
                  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch's IBCA Limited ("Fitch")
------------------------------

A1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.

A2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

A3 Adequate capacity for timely repayment, but more susceptible to adverse changes business, economic or financial conditions than for obligations in higher categories.

B Capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

C                 High risk of default or which are currently in default.


Moody's Investors Service ("Moody's")
-------------------------------------

Prime-1           Superior ability for repayment.

Prime-2           Strong ability for repayment.

Prime-3 Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime         Does not fall within any of the Prime rating categories.

                           DESCRIPTION OF BANK RATINGS
                           ---------------------------

Moody's
-------

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

D These banks possess adequate financial strength, but may be limited by one or more of the following factors: a vulnerable or developing business franchise; weak financial fundamentals; or an unstable operating environment.

E These banks possess very weak intrinsic financial strength, require periodic outside support or suggest an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a business franchise of questionable value; financial fundamentals that are seriously deficient in one or more respects; or a highly unstable operating environment.

                       DESCRIPTION OF TAXABLE BOND RATINGS
                       -----------------------------------

S&P
---

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       Currently highly vulnerable to nonpayment.

C Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's
-------

Investment Grade

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

Fitch
-----

Investment Grade

AAA Highest rating category. The obligor's capacity for timely repayment of principal and interest is extremely strong.

AA       The obligor's capacity for timely repayment is very strong.


A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability for timely repayment is strong. However, adverse changes in business, economic, or financial conditions are more likely to affect the capacity for timely repayment than obligations in higher rated categories.

BBB The obligor's capacity for timely repayment of principal and interest is adequate. However, adverse changes in business, economic or financial conditions and circumstances, are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

B The Obligor's capacity for timely repayment of principal and interest is uncertain. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions and these obligations are far more speculative than those in higher rated categories.

CC Obligations which are highly speculative or which have a high risk of default.

C        Obligations which are currently in default.

                        DESCRIPTION OF INSURANCE RATINGS
                        --------------------------------

Moody's
-------

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

BA Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded int he future.

B Insurance companies rated in this company offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S & P
-----

An insurer rated 'BBB' or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA EXTREMELY STRONG financial security characteristics. 'AAA' is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA VERY STRONG financial security characteristics, differing only slightly from those rated higher.

A STRONG financial security characteristics, but Is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB GOOD financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated 'BB' or lower is regarded as having vulnerable characteristics that may outweigh its strength. 'BB' indicates the least degree of vulnerability within the range; 'CC' the highest.

BB MARGINAL financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B WEAK financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC VERY WEAK financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.


CC EXTREMELY WEAK financial security characteristics and is likely not to meet some of its financial commitments.

R An insurer rated 'R' has experienced a REGULATORY ACTION regarding solvency. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR NOT RATED, which implies no opinion about the insurer's financial security.

Plus (+) or minus (-)
Following ratings from 'AA' to 'CCC' show relative standing within the major rating categories.


                      DESCRIPTION OF MUNICIPAL NOTE RATINGS
                      -------------------------------------

Moody's
-------

MIG1 & VMIG1 Short-term municipal securities rated MIG1 or VMIG1 are of the best quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2 & VMIG2 These Short-term municipal securities rated are of high quality. Margins of protection are ample although not so large as in the preceding group.

MIG3         Favorable quality. All security elements are accounted for,
& VMIG3      but the undeniable strength of the preceding grades is lacking.
             Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

MIG4         This denotes adequate quality protection commonly regarded
& VMIG4      as required of an investment security is present and although not distinctly or predominantly speculative, there is a specific risk.

SG This denotes speculative quality. Our instruments in this category each margins of protection.


S&P
---

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2     Satisfactory capacity to pay principal and interest.

SP-3     Speculative capacity to pay principal and interest.




                     DESCRIPTION OF PREFERRED STOCK RATINGS
                     --------------------------------------

Moody's
-------

aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


ba Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P
---

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB Backed by an adequate capacity to pay the preferred stock obligations. Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B
CCC Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC In arrears on dividends or sinking fund payments, but that is currently paying.

C        Nonpaying issue.

D        Nonpaying issue with the issuer in default on debt instruments.

N.R. No rating has been requested, insufficient information on which to base a rating, or Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-)

To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.




                      DESCRIPTION OF MUNICIPAL BOND RATINGS
                      -------------------------------------
           (INCLUDING FOREIGN, MORTGAGE AND ASSET-BACKED SECURITIES)

S&P

INVESTMENT GRADE

         AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

         AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

         A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

         BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

SPECULATIVE GRADE

         BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligations.

         B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

         CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

         CC       Currently highly vulnerable to non-payment.

         C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

         D        Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

INVESTMENT GRADE

         Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

         Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

         Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

         B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

         Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

         Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

                     DESCRIPTION OF SHORT-TERM DEBT RATINGS
                     --------------------------------------

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

         TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

         TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4    Non-investment grade and, therefore, speculative.

INVESTMENT ADVISOR
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

ADMINISTRATOR
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, OH 43215

TRANSFER AGENT AND DIVIDEND PAYING AGENT
Nationwide Investors Services, Inc.
Box 1492
Three Nationwide Plaza
Columbus, OH 43216

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-860-3946 OR BY WRITING TO THE THE ONE GROUP(R) Investment Trust at One Nationwide Plaza, Columbus, OHIO 43216. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE ONE GROUP INVESTMENT TRUST.

                                     PART B

Part B of Post Effective Amendment 7 (filed        ) to The One Group Investment
Trust's Registration Statement on Form N-1A is incorporated herein by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                        THE ONE GROUP(R) INVESTMENT TRUST


                          BOND FUND (THE "BOND FUND")
                               VALUE GROWTH FUND
                           (THE "VALUE GROWTH FUND")
                           MID CAP OPPORTUNITIES FUND
                       (THE "MID CAP OPPORTUNITIES FUND")
                               MID CAP VALUE FUND
                           (THE "MID CAP VALUE FUND")
                 (EACH A "FUND," AND COLLECTIVELY THE "FUNDS")

                                DECEMBER 21, 1998

This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectus dated December 21, 1998 relating to the Bond Fund, the Value Growth Fund, the Mid Cap Opportunities Fund, and the Mid Cap Value Fund (the "PROSPECTUS"). This Statement of Additional Information is incorporated in its entirety into the Prospectus for the Bond Fund, the Value Growth Fund, the Mid Cap Opportunities Fund, and the Mid Cap Value Fund. A copy of the Prospectus may be obtained by writing to The One Group Investment Trust (the "TRUST") at One Nationwide Plaza, Columbus, Ohio 43215 or by calling toll free at 1-800-860-3946.

                                TABLE OF CONTENTS

                                                                                                                       PAGE

THE TRUST................................................................................................................1
INVESTMENT OBJECTIVES AND POLICIES.......................................................................................2
   Additional Information on Fund Instruments............................................................................2
       Asset-Backed Securities...........................................................................................2
       Bank Obligations..................................................................................................2
       Commercial Paper..................................................................................................2
       Common Stock......................................................................................................3
       Convertible Securities............................................................................................3
       Demand Features...................................................................................................3
       Foreign Investments...............................................................................................3
         Limitations on the Use of Foreign Investments...................................................................4
       Foreign Currency Transactions.....................................................................................4
         Forward Foreign Currency Exchange Contracts.....................................................................5
         Foreign Currency Futures Contracts..............................................................................6
         Foreign Currency Options........................................................................................7
         Foreign Currency Conversion.....................................................................................7
         Risk Factors in Hedging Transactions............................................................................8
       Futures and Options Trading.......................................................................................8
         Futures Contracts...............................................................................................8
         Limitations on the Use of Futures Contracts.....................................................................9
         Risk Factors in Futures Transactions...........................................................................10
         Options Contracts..............................................................................................11
         Writing (Selling) Covered Calls................................................................................12
         Purchasing Call Options........................................................................................13
         Purchasing Put Options.........................................................................................13
         Secured Puts...................................................................................................13
         Straddles and Spreads..........................................................................................13
         Risk Factors in Options Transactions...........................................................................13
         Limitations on the Use of Options..............................................................................14
       Government Securities............................................................................................14
       High Yield/High Risk Securities/Junk Bonds.......................................................................15
       Investment Company Securities....................................................................................15
       Loan Participations and Assignments..............................................................................15
       Mortgage-Related Securities......................................................................................16
         Mortgage-Backed Securities (CMOs and REMICs)...................................................................16
         Mortgage Dollar Rolls..........................................................................................18
         Stripped Mortgage Backed Securities............................................................................18
         Adjustable Rate Mortgage Loans.................................................................................18
         Risk Factors of Mortgage-Related Securities....................................................................19
       Municipal Securities.............................................................................................21
         Risk Factors in Municipal Securities...........................................................................22
         New Finacial Products..........................................................................................23
       PERCs............................................................................................................23
       Preferred Stock..................................................................................................23
       Real Estate Investment Trusts ("REITs")..........................................................................23
       Repurchase Agreements............................................................................................24
       Reverse Repurchase Agreements....................................................................................24
       Restricted Securities............................................................................................25
       Securities Lending...............................................................................................26
       Short-term Funding Agreements....................................................................................26
       SPDRs............................................................................................................26
       Structured Instruments...........................................................................................27
       Swaps, Caps and Floors...........................................................................................27
       Treasury Receipts................................................................................................29
       U.S. Treasury Obligations........................................................................................29
       Variable and Floating Rate Instruments...........................................................................29
       Limitations on the Use of Variable and Floating Rate Notes.......................................................30
       Warrants.........................................................................................................30

       When-Issued Securities and Forward Commitments.................................................................. 30
    Investment Restrictions.............................................................................................31
    Portfolio Turnover..................................................................................................32
    Additional Tax Information Concerning All Funds.....................................................................32
VALUATION...............................................................................................................33
       Valuation of the Funds...........................................................................................33
ADDITIONAL INFORMATION REGARDING THE
    CALCULATION OF PER SHARE NET ASSET VALUE............................................................................34
Additional Purchase and Redemption Information..........................................................................34
MANAGEMENT OF THE TRUST.................................................................................................34
       Trustees & Officers..............................................................................................34
       Investment Advisor...............................................................................................37
       Glass-Steagall Act...............................................................................................38
       Portfolio Transactions...........................................................................................39
       Administrator....................................................................................................40
       Custodian and Transfer Agent.....................................................................................40
       Experts .........................................................................................................41
ADDITIONAL INFORMATION..................................................................................................41
       Description of Shares............................................................................................41
       Shareholder and Trustee Liability................................................................................42
       Shareholders.....................................................................................................42
       Calculation of Performance Data..................................................................................42
       Miscellaneous....................................................................................................44

                                    THE TRUST

       The One Group Investment Trust (the "TRUST") is an open-end management investment company. The Trust consists of nine series of units of beneficial interest ("SHARES") each representing interests in one of nine separate investment portfolios. This Statement of Additional Information contains information relating to the Bond Fund, the Value Growth Fund, the Mid Cap Opportunities Fund, and the Mid Cap Value Fund. (The Value Growth Fund, the Mid Cap Opportunities Fund, and the Mid Cap Value Fund are referred to collectively as the "EQUITY FUNDS"). The Funds are diversified, as defined under the Investment Company Act of 1940, as amended, (the "1940 ACT").

       Information regarding the Government Bond Fund, the Asset Allocation Fund, the Growth Opportunities Fund, the Large Company Growth Fund, and the Equity Index Fund is contained in a separate prospectus and a separate Statement of Additional Information dated May 1, 1998 and which may be obtained by writing to the Trust at One Nationwide Plaza, Columbus, Ohio 43215 or by calling toll free at 1-800-860-3946.

       Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

       The following policies supplement each Fund's investment objective and policies as set forth in the Prospectus.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS

    ASSET-BACKED SECURITIES

       Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recoup any premium paid on asset-backed securities.

BANK OBLIGATIONS

       Bank obligations consist of bankers' acceptances, certificates of deposit, and demand and time deposits.

       BANKERS' ACCEPTANCES are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

       CERTIFICATES OF DEPOSIT are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Funds may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

       DEMAND DEPOSITS are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. TIME DEPOSITS are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.

COMMERCIAL PAPER

       Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds only purchase commercial paper that meet the following criteria.

       Bond Fund. The Bond Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Corporation ("S&P"), Aa or better by Moody's Investors Service, Inc. ("MOODY'S") or A2 or better by Fitch IBCA ("FITCH")) or if unrated, determined by Banc One Investment Advisors Corporation ("BANC ONE INVESTMENT ADVISORS") to be of comparable quality.

       Equity Funds. The Equity Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

COMMON STOCK


       Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed, but are declared at the discretion of the issuer's board of directors.


CONVERTIBLE SECURITIES

       Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DEMAND FEATURES

       The Bond Fund may acquire securities that are subject to puts and standby commitments ("DEMAND FEATURES") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Fund expects that it will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

       Under a "STAND-BY COMMITMENT," a dealer would agree to purchase, at the Fund's option, specified municipal securities at a specified price. The Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. The Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

       The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

FOREIGN INVESTMENTS

       The Funds may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Banker's Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper (as those terms are defined in the relevant Prospectuses of the Trust). The Equity Funds may purchase sponsored and unsponsored American Depository Receipts ("ADRS"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities.

       Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

       LIMITATIONS ON THE USE OF FOREIGN INVESTMENTS. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of a Fund.

FOREIGN CURRENCY TRANSACTIONS

       Some of the Funds may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of any of the following, some of which also have been described above: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. To the extent a Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to a Fund's investments in foreign securities. A Fund may enter into such transactions only in connection with hedging strategies. While a Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

       Some of the Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. The Funds' dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

       Transaction Hedging. When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

       Some of the Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Some of the Funds may also enter into contracts to purchase or sell foreign currencies at a future date ("FORWARD CONTRACTS"). Although there is no current intention to do so, the Funds reserve the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

       For transaction hedging purposes, some of the Funds may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

       Position Hedging. When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which Banc One Investment Advisors expects to purchase, when a Fund holds cash or short-term investments). In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. Some of the Funds may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the Funds have no current intention to do so.

       The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

       It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

       Although the Fund has no current intention to do so, a Fund may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

       Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. They simply seek to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that a Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

       FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Some of the Funds, for hedging purposes only, may purchase forward foreign currency exchange contracts, which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no margin or other deposit requirement, and no commissions are charged at any stage for trades.

       The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required.


       At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

       FOREIGN CURRENCY FUTURES CONTRACTS. Some of the Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on, exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund will enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk managment purposes as defined in CFTC regulations. A Fund's investment in foreign currency futures is subject to limits detailed below with respect to investments in futures generally.


       When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

       Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

       When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

       In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.


       At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually affected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are affected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.


       Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

       FOREIGN CURRENCY OPTIONS. Some of the Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

       A Fund is authorized to purchase or sell listed foreign currency options, and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the ECU) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such call option in this illustration, the Fund gives up on the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

       Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contacts are negotiated two party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate. The Funds will not speculate in foreign currency options, futures or related options or currency swap contracts. Accordingly, the Funds will not hedge a currency substantially in excess (as determined by Banc One Investment Advisors) of the market value of the securities denominated in such currency which it owns, the expected acquisition price of securities which it has committed or anticipates to purchase which are denominated in such currency, and, in the cases of securities which have been sold by the Fund but not yet delivered, the proceeds thereof in its denominated currency. Further, a Fund will segregate, at its Custodians, U.S. government or other high quality securities having a market value representing any subsequent net decrease in the market value of such hedged positions including net positions with respect to cross-currency hedges. A Fund may not incur potential net liabilities with respect to currency and securities positions, including net liabilities with respect to cross-currency hedges, of more than 33-1/3% of its total assets from foreign currency options, futures, related options and forward currency transactions.

       The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

       There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

       FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

       RISK FACTORS IN HEDGING TRANSACTIONS

       Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's securities.

       Liquidity. In addition, these instruments may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

       Judgement of the Advisor. Successful use of hedging instruments is subject to the ability of the Banc One Investment Advisors to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of Banc One Investment Advisors are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Fund may have to sell securities at a time when it is disadvantageous to do so.

FUTURES AND OPTIONS TRADING

       The Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

       FUTURES CONTRACTS

       Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

       Although most futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

       When making futures trades, the Funds are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

       After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

       Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. A Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the CFTC without rendering the fund a commodity pool operator or adversely affecting its status as an investment company for federal securities laws or income tax purposes.

       A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

       Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of managing this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

       A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying reference security or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

       LIMITATIONS ON THE USE OF FUTURES CONTRACTS

       None of the Funds will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits and premiums on open contracts exceeds 5% of the market value of the respective Fund's total assets. None of the Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets.

       The Funds have undertaken to restrict their futures contract trading as follows: first, the Funds will not engage in transactions in futures contracts for speculative purposes; second, the Funds will not market themselves to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Funds will disclose to all prospective Shareholders the purpose of and limitations on their commodity futures trading; fourth, the Funds will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

       In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Funds may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund. In certain circumstances, entry into a futures contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will also accelerate gain to the Funds.

       RISK FACTORS IN FUTURES TRANSACTIONS

       LIQUIDITY. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge such positions. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


       RISK OF LOSS. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds typically are for risk management purposes, Banc One Investment Advisors do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.


       CORRELATION RISK. Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

       PRICE FLUCTUATIONS. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

       Some futures strategies, including selling futures, buying puts and writing covered calls, may reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. A Fund expects to enter into these transactions to manage a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or for other risk management strategies.

       OPTIONS CONTRACTS

       The Funds may use options on securities or futures contracts as a hedging device. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (also called the STRIKE price). A CALL OPTION gives the buyer the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules.

       A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The purchase price of an option is referred to as its "premium." The seller (or "writer") of a put option must purchase futures contracts or securities at a strike price if the option is exercised. In the case of a call option, the seller must sell the futures contract or security in the underlying futures contract or security at the strike price if the option is exercised.

       A NAKED OPTION is an option written by a party who does not own the underlying futures contract or security. A COVERED OPTION is an option written by a party who does own the underlying position. The initial purchase (sale) of an option is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction". This involves the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

       A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market levels. A put option is "in-the-money" if the strike price is above current market levels, and "out-of-the-money" if the strike price is below current market levels.

       Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.

       Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

       WRITING (SELLING) COVERED CALLS

       The Funds may write (sell) covered call options and purchase options to close out options previously written by the Fund. The Funds' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Funds will write covered call options on securities which, in the opinion of Banc One Investment Advisors are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns.

       Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.


       The premium received is the market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, Banc One Investment Advisors', in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.


       Generally, a Fund, in order to avoid the exercise of an option sold by it, will be able to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in a Fund's best interest. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by a Fund, and has the effect of cancelling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and a Fund delivers securities to the holder of a call option, a Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses.

       Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call options it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

       Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

       A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

       PURCHASING CALL OPTIONS

       The Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. In the event that paying a premium for a call option, together with a price movement in the underlying security, is such that exercise of the option would not be profitable to the Fund, loss of the premium may be offset by a decrease in the acquisition cost of securities by the Fund.

       PURCHASING PUT OPTIONS

       The Funds may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. However, any loss of premium may be offset by an increase in the value of the Fund's securities.

       SECURED PUTS

       The Funds may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

       STRADDLES AND SPREADS

       The Funds also may engage in straddles and spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline

       RISK FACTORS IN OPTIONS TRANSACTIONS

       Risk of Loss. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of the options.

       Judgement of Advisor. The successful use of the options strategies depends on the ability of Banc One Investment Advisors to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on a Fund's ability to terminate option positions at times when Banc One Investment Advisors deems it desirable to do so. A Fund will take an option position only if Banc One Investment Advisors believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

       Liquidity. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

       Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

       Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

       LIMITATIONS ON THE USE OF OPTIONS.

       Each Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

GOVERNMENT SECURITIES

       Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GINNIE MAE") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("FANNIE MAE"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("FREDDIE MAC") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.

HIGH YIELD/ HIGH RISK SECURITIES/JUNK BONDS

       The Mid Cap Opportunities Fund may invest in convertible securities that are rated below investment grade by the primary rating agencies (BB or lower by S&P and BA or lower by Moody's). Such convertible securities may be structured as bonds or preferred stock that convert to common stock. Terms used to describe such convertible securities include "high yield securities," "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield, high risk securities may not be as strong financially as those issuing higher rated securities. These securities are regarded as predominately speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

       Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Fund's ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

       Finally, proposed or yet to be proposed new laws may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund's net asset value and investment practices.

INVESTMENT COMPANY SECURITIES

       The Funds may invest up to 5% of their total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of The One Group(R), and securities of other investment companies for which Banc One Investment Advisors serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in funds advised by Banc One Investment Advisors; and, to the extent required by the laws of any state in which shares of the Trust are sold, Banc One Investment Advisors will waive its fees attributable to the assets of any Fund invested in any investment company.

LOAN PARTICIPATIONS AND ASSIGNMENTS

       Some of the Funds may invest in fixed and floating rate loans ("LOANS") arranged through private negotiations between issuers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions ("LENDERS"). Investments in loans are expected in most instances to be in the form of participations in Loans ("PARTICIPATIONS") and assignments of all or a portion of Loans ("ASSIGNMENTS") from third parties. Because loan participants and assignments may be illiquid, a Fund will invest no more than 15% of its net assets in loan participations and other illiquid assets. The government that is the borrower on the Loan will be considered by the Fund to be the issuer of a Participations or Assignment for purposes of the Fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government). The Funds investment in Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower.



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

       When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain sovereign debt obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a Loan is through a Participation and not an Assignment. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities for purposes of valuing a Fund's portfolio and calculating its net asset value.

MORTGAGE-RELATED SECURITIES


       MORTGAGE-BACKED SECURITIES (CMOS AND REMICS). Mortgage-backed securities include collateralized mortgage obligations ("CMOS") and Real Estate Mortgage Investment Conduits ("REMICS"). Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Such non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.


       There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

       Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

       Fannie Mae Securities Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

       Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

       CMOs and guaranteed REMIC pass-through certificates ("REMIC CERTIFICATES") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Bond Fund does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the

"MORTGAGE ASSETS"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

       Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

       For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCS"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCS referred to as "Gold PCs."

       Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

       REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

       The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

       Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

       A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-BONDS"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC CERTIFICATES"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit- related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.




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

       MORTGAGE DOLLAR ROLLS. Some of the Funds may enter into Mortgage Dollar Rolls in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The Funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls. The benefits derived from the use of mortgage dollar rolls may depend upon Banc One Investment Advisors' ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

        STRIPPED MORTGAGE BACKED SECURITIES. Stripped Mortgage Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOS"), while the other class will receive all of the principal ("POS"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

       In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are extremely sensitive to changes in prepayments and interest rates. Even though such securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may fail to fully recover their investment in such securities. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile, and under extremely high prepayment conditions IOs can incur significant losses. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayment increase and falling as prepayments decrease. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging.

         A Fund may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitations on investments in illiquid securities.

         ADJUSTABLE RATE MORTGAGE LOANS. The Bond Fund may invest in adjustable rate mortgage loans ("ARMS"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "MORTGAGE INTEREST RATES") may be subject to periodic adjustment based on changes in the applicable index rate (the "INDEX RATE"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

       Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

       Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

       There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

       In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

       RISKS FACTORS OF MORTGAGE-RELATED SECURITIES.

       Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

       Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include



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

both interest and principal. No assurance can be given as to the return the Funds of the Trust will receive when these amounts are reinvested.

       Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

       Prepayments. Although having less risk of decline during periods of rising interest rates, adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

       Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

MUNICIPAL SECURITIES

       Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "PRIVATE ACTIVITY BONDS" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation.

       Certain debt obligations known as "INDUSTRIAL DEVELOPMENT BONDS" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

       The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

       The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

       There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors or the applicable Sub-Advisor will consider such an event in determining whether the Fund should continue to hold the obligations.

       Municipal securities may include OBLIGATIONS OF MUNICIPAL HOUSING AUTHORITIES and SINGLE-FAMILY MORTGAGE REVENUE BONDS. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

       MUNICIPAL LEASES are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

       RISK FACTORS IN MUNICIPAL SECURITIES

       Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt



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       bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

       Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements will be consistently met, there is no assurance that the requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds and subjecting Shareholders to unanticipated tax liabilities and possibly requiring a Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might constitute an event of default under the applicable mortgage or permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy.

       Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

       State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

       Litigation and Current Developments. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.

       New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

       LIMITATIONS ON THE USE OF MUNICIPAL SECURITIES

       The Bond Fund may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

       The Fund may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

NEW FINANCIAL PRODUCTS

       New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and certain of the Funds may invest in any such options, contracts and products as may be developed to the extent consistent with each Fund's investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.

       These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

PERCS*

       The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

       *PERCS is a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with The One Group Investment Trust.

PREFERRED STOCK

       Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

 REAL ESTATE INVESTMENT TRUSTS ("REITS")

       The Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

       Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

       REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

       Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

REPURCHASE AGREEMENTS

       Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

        If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Fund under the 1940 Act.

       Repurchase Agreement Counterparties. Repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

       Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act.

RESTRICTED SECURITIES

       The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

       The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

       - the frequency of trades and quotes for the security;

       - the number of dealers willing to purchase or sell the security and the number of other potential buyers;

       - dealer undertakings to make a market in the security; and

       - the nature of the security and the nature of the marketplace trades.

       Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

       - The 4(2) paper must not be traded flat or in default as to principal or interest;

       - The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality; and

       - Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

       - Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of The One Group Investment Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% of its net assets; and

       - Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

SECURITIES LENDING

       In order to generate additional income, each of the Funds may lend up to 33-1/3% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

SHORT-TERM FUNDING AGREEMENTS

       The Bond Fund may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICS"), while those issued by banks are referred to as Bank Investment Contracts ("BICS"). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

       The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

 SPDRS

       Certain Funds may invest in Standard & Poor's Depository Receipts ("SPDRS"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

       SPDRs are not actively managed. Rather, a SPDR's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by SPDRs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if SPDR was not fully invested in such securities. Because of this, a SPDRs price can be volatile, a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in SPDRs.

       A Fund will limit its investments in SPDRs to 5% of the Fund's total assets and 3% of the outstanding voting securities of the SPDRs issuer. Moreover, a Fund's investments in SPDRs will not exceed 10% of the Fund's total assets, when aggregated with all other investments in investment companies.

STRUCTURED INSTRUMENTS

       Structured instruments are debt securities issued by agencies of the U.S. government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

       The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

       While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

        The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and Banc One Investment Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, a Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

       Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Fund.

SWAPS, CAPS AND FLOORS

       Certain of the Funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "SWAP CONTRACTS") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts" and "Risk Factors in Futures Contracts."

       The Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure.

       Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

       Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

       Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

       In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Investment Advisors has determined that it would be prudent to close out or offset the first swap contract.

       The Funds will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

       The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Investment Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Funds.

       The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and Banc One Investment Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian. The Bond Fund generally will limit its investments in swaps, caps and floors to 25% of its total assets.

TREASURY RECEIPTS

       Certain of the Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

U.S. TREASURY OBLIGATIONS

       The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Funds may also invest in Inflation Indexed Treasury Obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

       Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

       VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Investment Advisors will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         The Funds subject to their investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such instrument are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

         LIMITATIONS ON THE USE OF VARIABLE AND FLOATING RATE NOTES. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, see the Appendix.

WARRANTS

         Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         The Funds may purchase securities on a "when-issued" and forward commitment basis. When a Fund agrees to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, when a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         Limitations on the Use of When Issued Securities and Forward Commitments. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors to manage the Fund might, as described in the Prospectus, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors deems it appropriate to do so.

INVESTMENT RESTRICTIONS

         The investment objective and the following investment restrictions are fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

         Each Fund may not:


         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's assets. For purposes of this limitation, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


         2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation
(i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information.

         4. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.


         5. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         6. Purchase or sell commodities or commodity contracts, except that the Funds may purchase or sell financial futures contracts for bona fide hedging and other permissible purposes.

         7. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Funds in marketable securities of companies engaged in such activities are not hereby precluded).

         8. Invest in any issuer for purposes of exercising control or management.

         9. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

         10. Purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         11. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The foregoing percentages will apply at the time of the purchase of a security.

         The following investment restrictions are non-fundamental except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

         No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

         The foregoing percentages apply at the time of purchase of a security. Banc One Investment Advisors Corporation shall report to the Board of Trustees promptly if any of a Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes a Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings to less than 15% of its net assets.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover for the Bond Fund is expected to be less than 50%; and for the Equity Funds is expected to be less than 100%. Higher turnover rates will generally result in higher brokerage expenses. Portfolio turnover may vary greatly from year to year as well as within a particular year.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS

         It is the policy of each Fund to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "CODE"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, United States Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its investment company taxable income, and (b) 90% of the excess of (i) its tax-exempt interest income less (ii) certain deductions attributable to that income. Each Fund intends to make sufficient distributions to Shareholders to meet this requirement.

         For a discussion of the tax consequences of variable annuity contracts, refer to the prospectuses of other separate accounts offering variable life and variable annuity contracts and qualified pension and retirement plan documents as they may be applicable to your situation. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

         The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their "capital gain net income" (as defined) for the 1-year period ending on October 31 of such calendar year. The balance, if any, of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency. A Fund is exempt from this excise tax if at all times during the calendar year each shareholder in the Fund was either a trust described in Section 401(a) of the Code and exempt from tax under section 501(a) of the Code or a segregated asset account of a life insurance company held in connection with variable contracts.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Funds. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable annuity contract as an annuity contract would result in immediate imposition of federal income tax on variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract. Section 817(h)(2) of the Code is a safe harbor provision which provides that variable annuity contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), that establish diversification requirements for the investment portfolios underlying variable annuity contracts. The Regulations amplify the diversification requirements for variable annuity contracts set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55 percent of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70 percent of such value is represented by any two investments; (iii) no more than 80 percent of such value is represented by any three investments; and (iv) no more than 90 percent of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer, all interests in the same real estate project and all interests in the same commodity are treated as a single investment. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable annuity contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

         Each Fund will be managed in such a manner as to comply with the diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of such Fund.

         The above discussion of the federal income tax treatment of the Funds assumes that all the insurance company accounts holding shares of a Fund are either segregated asset accounts underlying variable contracts as defined in
Section 817(d) of the Code or the general account of a life insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

VALUATION

VALUATION OF THE FUNDS


         Securities traded on a national securities exchange are valued at the last quoted sale price on the principal exchange, or if no sale, at their fair value as determined in good faith under consistently applied procedures authorized by the Board of Trustees. Securities traded only in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale, at the quoted bid price provided by an independent pricing agent. Corporate debt securities and debt securities of U.S. issuers, including municipal securities, are valued by a combination of daily quotes and matrix evaluations provided by dealers or by an independent pricing service approved by the Board of Trustees. Inactive or bonds that have little or no trading activity are evaluated by the independent pricing services through obtaining dealer quotes. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading, or if there was no sale, the quoted bid price at the close of trading. Securities for which reliable market quotations are not readily available or for which the pricing agent does not provide a valuation that in the judgment of the Fund's investment adviser, does not represent fair value, shall each be valued in accordance with procedures authorized by the Board of Trustees.

The Funds may invest in repurchase agreements with institutions that the investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. Dollar equivalent at the foreign exchange rate reported by the independent pricing agent via WM/Reuters Forex as of the close of the London exchange.



ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET
ASSET VALUE

         The net asset value of each Fund is determined and its Shares are priced as of the times specified in the Funds' Prospectus. The net asset value per Share of each Fund is calculated by determining the value of the interest in the securities and other assets of the Fund, less liabilities and dividing such amount by the number of Shares of the Fund outstanding.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds are sold continuously to insurance company separate accounts and qualified pension and retirement plans. The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "EXCHANGE") is restricted by applicable rules and regulations of the Securities and Exchange Commission,
(b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

MANAGEMENT OF THE TRUST

TRUSTEES & OFFICERS

         Overall responsibility for management of the Funds rests with Board of Trustees of the Funds . There are currently six Trustees, all of whom, except John F. Finn, are not "interested persons" of the Funds within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Funds to supervise actively its day-to-day operations.

         The Trustees of the Funds, their addresses, ages and principal occupations during the past five years are set forth below.


                                     POSITION(S) HELD                            PRINCIPAL OCCUPATION
NAME AND ADDRESS                      WITH THE FUNDS                             DURING PAST 5 YEARS
----------------                      --------------                             -------------------


Peter C. Marshall                        Trustee                                 From November, 1993,
DCI Marketing, Inc.                                                              to present, President,
2727 W. Good Hope Road                                                           DCI Marketing, Inc.
Milwaukee, WI 53209
Age: 56

Charles I. Post                          Trustee                                 From July, 1986 to
7615 4th Avenue West                                                             present, self-employed as a
Bradenton, FL 34209                                                              management consultant.
Age:  70

John S. Randall                          Trustee                                 Since 1972, self-employed as a
3005 North Lake Drive                                                            management consultant.
Milwaukee, WI 53211
Age: 85

Frederick W. Ruebeck                     Trustee                                 From June, 1988 to
Eli Lilly & Company                                                              present; Director of Investments,
Lilly Corporate Center                                                           Eli Lilly and Company
307 East McCarty
Indianapolis, IN 46285
Age: 58

Robert A. Oden Jr.                       Trustee                                 From 1995 to present, President
Office of the President                                                          Kenyon College; from 1989 to
Ransom Hall                                                                      1995, Headmaster, The Hotchkiss
Kenyon College                                                                   School
Gambier, OH 43022
Age: 51

John F. Finn                             Trustee                                 Since 1975, President of Gardner,
President                                                                        Inc. (wholesale distributor to the
Gardner, Inc.                                                                    outdoor power equipment industry).
1150 Chesepeake Avenue
Columbus, Ohio 43212
Age: 51

The Trustees of the Funds receive fees and expenses for each meeting of the Board of Trustees attended. The Compensation Table on the next page sets forth the total compensation to the Trustees from the Trust for the fiscal year ended December 31, 1997.

                             COMPENSATION TABLE (1)

                                                           PENSION OR
                                                           RETIREMENT
                                                            BENEFITS              ESTIMATED
                                         AGGREGATE           ACCRUED               ANNUAL                    TOTAL
                                       COMPENSATION          AS PART              BENEFITS               COMPENSATION
NAME OF PERSON,                          FROM THE            OF FUND                UPON                   FROM THE
POSITION                                   FUNDS           EXPENSES(2)           RETIREMENT              FUND COMPLEX
--------                                   -----           -----------           ----------              ------------

Peter C. Marshall,                         $3,000                N/A                   N/A                   $39,000
  Chairman
Charles I. Post,                           $3,000                N/A                   N/A                   $36,500
  Trustee
John S. Randall,                           $3,000                N/A                   N/A                   $36,500
  Trustee
Robert A Oden                              $750                  N/A                   N/A                   $9,125
  Trustee
Frederick W. Ruebeck,                      $3,000                N/A                   N/A                   $36,500
  Trustee

(1)    "Fund Complex" comprises the 5 funds of the Trust, as well as the 33 funds of The One Group(R)as of December
       31, 1997. Compensation for the "Fund Complex" is for the fiscal year ended December 31, 1997.

(2)    Pursuant to a Deferred Compensation Plan for Trustees of The One Group Investment Trust (the "PLAN") adopted at the August 19, 1998 Board of Trustee meeting, the Trustees may defer all or a part of their compensation payable by the Trust. Under the Plan, the Trustees may specify Class I Shares (formerly fiduciary class shares) of one or more funds of The One Group to be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the
       Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee).

The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. The officers of the Trust, their addresses, ages and principal occupations during the past five years are shown below:

                                           POSITION(S) HELD                          PRINCIPAL OCCUPATION
NAME AND ADDRESS                            WITH THE TRUST                            DURING PAST 5 YEARS
----------------                            --------------                            -------------------

James F. Laird, Jr.*                        President                           Mr. Laird was elected Vice
Three Nationwide Plaza                      and Treasurer                       President-General Manager
Columbus, Ohio 43215                                                            of Nationwide Advisory
Age:  41                                                                        Services, Inc., the
                                                                                Administrator of The One
                                                                                Group Investment
                                                                                Trust on April 5, 1995.
                                                                                Prior to being elected General
                                                                                Manager, Mr. Laird served as
                                                                                Treasurer of Nationwide
                                                                                Advisory Services, Inc. since
                                                                                November, 1987.

                                            POSITION(S) HELD                    PRINCIPAL OCCUPATION
NAME AND ADDRESS                            WITH THE TRUST                      DURING PAST 5 YEARS
----------------                            --------------                      -------------------

Karen R. Tackett*                           Vice President                      Since August 1998, Ms.Tackett
Three Nationwide Plaza                      and Assistant                       has been Director Strategic
Columbus, Ohio  43215                       Treasurer                           Development of Nationwide  Advisory
Age:  32                                                                        Services, Inc. From March 1996
                                                                                until July, 1998, Ms. Tackett was
                                                                                Accounting Manager for
                                                                                Nationwide Advisory Services, Inc.
                                                                                Prior to that, Ms. Tackett was Audit
                                                                                Manager and held various other
                                                                                Positions with PricewaterhouseCoopers
                                                                                LLP fka Coopers & Lybrand L.L.P.


Craig A. Carver*                            Vice President                      Mr. Carver has been Tax and
Three Nationwide Plaza                      and Assistant                       Compliance Manager of
Columbus, Ohio  43215                       Secretary                           Nationwide Advisory Services,
Age:  43                                                                        Inc. since January, 1996.
                                                                                Prior to that time, Mr. Carver
                                                                                served as Financial Controls
                                                                                Manager of Nationwide Advisory
                                                                                Services, Inc.


Christopher A. Cray*                        Vice President                      Mr. Cray has been Treasurer of
Three Nationwide Plaza                      and Secretary                       Nationwide Advisory Services,
Columbus, Ohio  43215                                                           Inc. since September, 1997.
Age:  39                                                                        Prior to that time he served
                                                                                as Director-Corporate
                                                                                Accounting of Nationwide
                                                                                Insurance Enterprises.

Robert O. Cline*                            Vice President                      Mr. Cline has been Associate
Three Nationwide Plaza                      and Assistant                       Vice President-Variable
Columbus, Ohio  43215                       Treasurer                           Annuities since May 1998,
Age:  39                                                                        and prior thereto and since
                                                                                1995, Associate Vice
                                                                                President-Financial Operations, of
                                                                                Nationwide Financial Services. Prior
                                                                                to that he served as
                                                                                Director-Operational Controls and
                                                                                Treasury Services.

* All officers listed above are "interested persons" of the Funds as defined in the Investment Company Act of 1940.


INVESTMENT ADVISOR

         Investment advisory services to each of the Funds are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees. The Funds' shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. Government or any of its agencies.

         As of June 30, 1998, Banc One Investment Advisors, an indirect wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company located in the state of Illinois, managed over $59 billion in assets. BANK ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.


         Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANK ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group (an open-end management investment company which offers units of beneficial interest in 33 separate funds, seven of which bear the same name as seven Funds of the Trust and are managed similarly to such Funds) since 1985.

         All investment advisory services are provided to the Funds by Banc One Investment Advisors pursuant to an investment advisory agreement dated August 1, 1994 (the "Advisory Agreement"). Unless sooner terminated, the Advisory Agreement will continue in effect until August 31, 1999, and will continue in effect as to a particular Fund from year to year thereafter if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor, as the case may be. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the Investment Company Act of 1940.

         Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, at the following percentages of the average daily net assets of each Fund: 0.60% for the Bond Fund, 0.74% for the Value Growth Fund, 0.74% for the Mid Cap Opportunities Fund, and 0.74% for the Mid Cap Value Fund. Banc One Investment Advisors has voluntarily agreed to waive all or part of its fees in order to limit the Funds' total operating expenses to not more than .75% of the average daily net assets of the Bond Fund, not more than 0.95% of the average daily net assets of the Value Growth Fund, not more than 0.95% of the average daily net assets of the Mid Cap Opportunities Fund, and not more than 0.95% of the average daily net assets of the Mid Cap Value Fund. These fee waivers are voluntary and may be terminated at any time.

         The Advisory Agreement provides that Banc One Investment Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "BOARD") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         In the Advisory Agreement, Banc One Investment Advisors has represented to the Funds that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectus and this Statement of Additional Information without violation of applicable statutes and regulations. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Banc One Investment Advisors from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by Banc One Investment Advisors, the Board of Trustees of the Funds would review the Funds' relationship with Banc One Investment Advisors and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BANK ONE CORPORATION subsidiary banks or their correspondent banks in connection with customer purchases of Shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Funds' method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreement, Banc One Investment Advisors determines, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Bond Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors with respect to the Funds based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors and does not reduce the advisory fees payable to Banc One Investment Advisors. Such information may be useful to Banc One Investment Advisors in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors in carrying out its obligations to the Funds.

         The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Banc One Investment Advisors or its affiliates except as may be permitted under the Investment Company Act of 1940, and will not give preference to correspondents of BANK ONE CORPORATION subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors believes to be equitable to the

Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Investment Advisors may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Funds, Banc One Investment Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of Banc One Investment Advisors or its parent or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

ADMINISTRATOR

         Nationwide Advisory Services, Inc. ("NAS") serves as Administrator (the "ADMINISTRATOR") to each Fund pursuant to an administration agreement with the Trust (the "ADMINISTRATION AGREEMENT"). The Administrator assists in supervising all operations of each Fund to which it serves (other than those performed under the Advisory Agreement, and Custodian and Transfer Agency Agreements for that
Fund). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund it serves and to compute the net asset value and net income of such Funds on a daily basis, to maintain office facilities for the Funds, to maintain each such Fund's financial accounts and records, and to furnish the Funds with data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to each such Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the Advisory Agreement, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Unless sooner terminated, the Administration Agreement between the Trust and NAS will continue in effect through August 31, 1999. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement is terminable with respect the Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Board of Trustees or by NFS.

         The Administrator is entitled to a fee for its services for each of the Funds, which is calculated daily and paid monthly, at the following annualized percentages of average net assets of the Trust (less the assets of the Equity Index Fund): 0.24% of the Trust's average net assets that are less than $250 million and 0.14% of the Trust's average net assets that are greater than $250 million.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENT

         Cash and securities owned by the Funds are held by State Street Bank and Trust Company ("STATE STREET") pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street
(i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Board of Trustees concerning the Funds' operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreements.

         Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to agreements between the Trust, State Street and Bank One Trust Company.
Bank One Trust Company receives a fee paid by the Trust.

         Rules adopted under the Investment Company Act of 1940 permit the Funds to maintain their securities and cash in the custody of certain eligible banks and securities depositories.

         Nationwide Investors Services, Inc. ("NIS"), One Nationwide Plaza, Columbus, Ohio, 43215, a subsidiary of NAS, the Administrator of the Trust, serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreement with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreement, NIS has agreed (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Board of Trustees concerning the Funds operations.

EXPERTS

PricewaterhouseCoopers LLP serves as the independent accountants of the Trust. The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005-3333 are counsel to the Trust.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Massachusetts business trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on June 7, 1993 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes nine series of Shares which represent interests in the Government Bond Fund, Asset Allocation Fund, Growth Opportunities Fund, Large Company Growth Fund, Equity Index Fund, Bond Fund, Value Growth Fund, Mid Cap Opportunities Fund, and the Mid Cap Value Fund.

         The Declaration of Trust may not be amended without the affirmative vote of a majority of the outstanding shares of the Trust, except that the Trustees may amend the Declaration of the Trust without the vote or consent of shareholders to:

         (1) designate series of the Trust; (2) change the name of the Trust; or
(3) supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.

         Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable, except as set forth below. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares. Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

         The Trust may suspend the right of redemption only under the following unusual circumstances: (i) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (ii) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (iii) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

SHAREHOLDERS


         All Shares of the Funds will be purchased by insurance company separate accounts to fund variable annuity and variable life contracts ("Insurance Contracts") and qualified pension and retirement plans ("QUALIFIED PLANS"). For information concerning the purchase and redemption of Shares by Separate Accounts and Qualified Plans, you should refer to your annuity prospectus or Qualified Plan Documents as appropriate.


CALCULATION OF PERFORMANCE DATA

         The Funds may quote their performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The Funds' share prices, yields and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.


         From time to time, Banc One Investment Advisors and/or Administrator may voluntarily waive all or a portion of its respective fee and absorb certain expenses for the Funds. Performance information contained in advertisements includes the effect of deducting a Fund's expenses, but may not include charges and expenses attributable to the variable annuity, variable life or pension/retirement plan through which you have made your investment (a "FUNDING VEHICLE"). Since the Funds' shares may only be purchased through a Funding Vehicle, you should carefully review your insurance or Qualified Plan documents for information on fees and expenses associated with the Funding Vehicle through which your shares have been purchased. Excluding such fees and expenses from the Funds' performance quotations has the effect of increasing the performance quoted.

         A Fund's respective total return and average annual total return is determined by calculating the change in the value of a hypothetical $1,000 investment in a Fund for each of the periods shown. Total return for a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in net asset value and reinvestment of dividends and distributions.

         Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund.

         Statistical and performance information compiled and maintained by CDA Technologies, Inc. ("CDA") and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment. From time to time, all of the Funds may quote actual total return performance in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

         The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

         The Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

         The Funds may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

         The Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA. and Interactive Data Corporation.

         The Funds may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

MISCELLANEOUS

         The Trust is not required to hold a meeting of Shareholders for the purpose of annually electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         As used in the Funds' Prospectus and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Each Fund's direct liabilities and expenses will be charged to the assets belonging to that Fund. Each Fund will also be charged in proportion to its relative net asset value for the general liabilities and expenses of the Trust. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         As used in the Funds' Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Because The One Group Investment Trust Bond Fund, The One Group Investment Trust Value Growth Fund, The One Group Investment Trust Mid Cap Opportunities Fund, and The One Group Investment Trust Mid Cap Value Fund (the "Funds") are a series without assets or an operating history, there are no financial statements for the Funds.

              (b)    Exhibits
                     --------
                     (1)(a) Amended Declaration of Trust dated February 18,
                            1998 is filed herewith.
                     (1)(b) Form of Amended Declaration of Trust dated
                            November 19, 1998 is filed herewith.
                     (2)    Registrant's Bylaws Dated July 8, 1993, are
                            incorporated by reference to Registrant's registration statement on Form N-1A, filed on July 14, 1993.
                     (3)    None
                     (4)    None
                     (5)(a) Investment Advisory Agreement is incorporated by
                            reference to Pre-Effective Amendment No. 2 to the Registrant's registration statement on Form N-1A, filed on July 29, 1994.
                     (5)(b) Amended Appendix A to the Investment Advisory
                            Agreement, dated February 18, 1998, is filed herewith.

                     (5)(c) Form of Amended Appendix A to the Investment
                            Advisory Agreement dated November 19, 1998 is filed herewith.
                     (6)    None
                     (7)    Deferred Compensation Plan for Trustees of The One
                            Group Investment Trust is filed herewith.
                     (8)(a) Custodian Agreement with State Street Bank and
                            Trust Company, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's registration statement on Form N-1A, filed on May 26, 1994.
                     (8)(b) Subcustodian Agreement for The One Group
                            Investment Trust between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant dated as of June 11, 1998 is filed herewith.
                     (9)(a) Transfer and Dividend Disbursing Agent Agreement
                            between Registrant and Nationwide Investors
                            Services, Inc., is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's registration statement on Form N-1A, filed on May 26, 1994.
                     (9)(b) Amended Appendix A to the Transfer and Dividend
                            Disbursing Agent Agreement, dated February 18, 1998, is filed herewith.

                     (9)(c) Form of Amended Appendix A for the Transfer and
                            Dividend Disbursing Agent Agreement dated November 19, 1998 is filed herewith.
                     (9)(d) Amended and Restated Fund Participation
                            Agreement among the Registrant, Nationwide Life and Annuity Insurance Company, and Nationwide Advisory Services, Inc. is dated as of May 20, 1998 is filed herewith.
                     (9)(e) Form of Amended Appendix A to the Fund
                            Participation Agreement dated November 19, 1998 is filed herewith.
                     (9)(f) Amended and Restated Administrative Services

                            Agreement between Registrant and Nationwide Advisory Services, Inc. dated August 19, 1998, is filed herewith.
                     (9)(g) Form of Amended and Restated Administrative
                            Services Agreement between Registrant and Nationwide Advisory Services, Inc. dated as of November 19, 1998 is filed herewith.
                     (9)(h) Securities Lending Agreement for The One Group
                            Investment Trust between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. dated as of June 15, 1998 is filed herewith.
                     (10)   Opinion of Ropes & Gray is filed herewith.
                     (11)(a)Consent of Ropes & Gray is filed herewith.
                     (11)(b)Consent of PriceWaterhouseCoopers LLP, Independent
                            Accountants, is filed herewith.
                     (12)   None
                     (13)   None
                     (14)   None
                     (15)   None
                     (16)   None
                     (17) Because the Funds are series without assets or an operating history, there are no financial data schedules for the Funds

                     Copies of powers of attorney of Registrant's trustees and officers whose names are signed to this Registration. Statement pursuant to said powers of attorneys are filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT As of the effective date of this Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES No longer required by new N-1A.

ITEM 27. INDEMNIFICATION

         Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article V, Sections 5.1 through 5.3 of the Declaration of Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under Section 5.1 of the Declaration of Trust shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act

         (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof:

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust:

                  (iii) in the event of a settlement of other disposition not involving a final adjudication as provided in paragraphs (b) (i) or (b)
         (ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

                  (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                  (B) by written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of Section 5.3 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 5.3 of the Declaration of Trust, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in Section 5.3 of the Declaration of Trust, a "Disinterested Trustee" is one (i) who is not an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. See Item 24(b)(1) (Exhibit 1) above, whose terms and conditions as summarized herein are hereby incorporated by reference.

         Limitation of liability provisions for the Investment Advisor are set forth in paragraph 4 of the Investment Advisory Agreement. The Investment Advisor shall not be liable for any instructions, action or failure to act, or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on the recommendation of the Investment Advisor, whether or not such recommendation shall have been based upon its own investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith; but nothing herein contained shall be construed to protect the Manager against any liability to the Trust or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement. See item 24(b)(5) above (Exhibit 3), whose terms and conditions as summarized herein are hereby incorporated by reference.

         Registrant undertakes that it will comply with the indemnification provisions of its Declaration of Trust, Investment Advisory Agreement, and any other agreement to which the Registrant is a party containing indemnification provisions in accordance with the provisions of Investment Company Act of 1940 Release No. 11330, as modified from time to time.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         Banc One Investment Advisors Corporation (the "Advisor") performs investment advisory services for all of the Funds of the Group. As of June 30, 1998, the Advisor, an indirect wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company located in the state of, Delaware, managed over $59 billion in assets. BANK ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance. On a October 2, 1998, BANK ONE CORPORATION estimates that it had assets of over $235 billion.

         To the knowledge of Registrant, none of the directors or officers of the Advisor, except as set forth herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of the Advisor who are engaged in any other business, profession, vocation or employment of a substantial nature.

                    BANC ONE INVESTMENT ADVISORS CORPORATION

POSITION WITH
BANC ONE INVESTMENT                        OTHER SUBSTANTIAL                         TYPE OF
ADVISORS CORPORATION                          OCCUPATION                            BUSINESS
--------------------                          ----------                            --------

David J. Kundert                       Chairman, Bank One Trust                     Investment
Chairman & CEO                         Company, NA, 100 East Broad Street,          Advisor
                                       Columbus, Ohio 43215

Frederick L. Cullen                    Chairman/CEO, Bank One                       Banking
Director                               NA; Chairman and ,
                                       Chief Operating Officer,
                                       Banc One Ohio Corporation
                                       100 East Broad Street, Columbus,
                                       Ohio 43215

Garrett Jamison                        President & Chief Executive                  Banking
Director                               Officer, Bank One Trust Company,
                                       NA, 100 East Broad Street, Columbus,
                                       Ohio 43215

Geoffrey von Kuhn                      Vice Chairman                                Investment
Director                               Banc One Capital Corporation                 Banking
                                       150 East Gay Street, Columbus,
                                       Ohio 43215

Michael J. McMennamin                  Executive VP & Chief Financial               Banking
Director                               Officer, BANK ONE CORPORATION
                                       100 East Broad Street, Columbus,
                                       Ohio 43215

David R. Meuse                         Chairman/CEO Banc One                        Investment
Director                               Capital Holding Corporation                  Banking
                                       150 East Gay Street, Columbus,
                                       Ohio 43215

ITEM 29. PRINCIPAL UNDERWRITER

         Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       Trust Agreements, Bylaws and Minute Books:
              Alan G. Priest
              Ropes & Gray
              One Franklin Square
              1301 K Street, N.W.
              Suite 800 East
              Washington, D.C. 20005-3333

       Records relating to investment advisory services:
              Banc One Investment Advisors Corporation
              1111 Polaris Parkway, Suite 100
              Columbus, OH 43271-0211

       All other Accounts and Records:
              Christopher A. Cray
              Nationwide  Advisory
              Services, Inc.
              Three Nationwide Plaza
              Columbus, OH 43215

ITEM 31.  MANAGEMENT SERVICES

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

         Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERETO DULY AUTHORIZED, IN THE CITY OF WASHINGTON, DISTRICT OF COLUMBIA ON THE 7TH DAY OF OCTOBER, 1998.



                                  THE ONE GROUP(R) INVESTMENT TRUST (Registrant)


                              By:  James F. Laird, Jr. *

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRATION STATEMENT OF THE ONE GROUP(R) INVESTMENT TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE ---DAY OF OCTOBER, 1998.

        SIGNATURE                                 TITLE
        ---------                                 -----

/S/PETER C. MARSHALL*                             Trustee
   Peter C. Marshall

/S/CHARLES I. POST*                               Trustee
   Charles I. Post

/S/JOHN S. RANDALL*                               Trustee
   John S. Randall

/S/FREDERICK W. RUEBECK*                          Trustee
   Frederick W. Ruebeck

/S/ROBERT A. ODEN JR.*                            Trustee
   Robert A. Oden Jr.

/S/JOHN F. FINN*                                  Trustee
   John F. Finn

PRINCIPAL ACCOUNTING AND FINANCIAL OFFICER


/S/CHRISTOPHER A. CRAY*                           Vice President
   Christopher A. Cray                            and Assistant Treasurer


*By ALAN PRIEST

Alan Priest
Attorney-in-fact

PRINCIPAL EXECUTIVE OFFICER

JAMES F. LAIRD, JR.*                              President
James F. Laird, Jr.

                                POWER OF ATTORNEY
                                -----------------


         Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998


                                                /s/ Frederick W. Ruebeck
                                                ------------------------
                                                Frederick W. Ruebeck

                                POWER OF ATTORNEY
                                -----------------


         John F. Finn, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 27, 1998


                                                /s/ John F. Finn
                                                ----------------
                                                John F. Finn

                                POWER OF ATTORNEY
                                -----------------


         John S. Randall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998


                                                /s/ John S. Randall
                                                -------------------
                                                John S. Randall

                                POWER OF ATTORNEY
                                -----------------


         Charles I. Post, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998


                                                /s/ Charles I. Post
                                                -------------------
                                                Charles I. Post

                                POWER OF ATTORNEY
                                -----------------


         Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998


                                                /s/ Peter C. Marshall
                                                ---------------------
                                                Peter C. Marshall

                                POWER OF ATTORNEY
                                -----------------


         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998



                                                /s/ Robert A. Oden, Jr.
                                                -----------------------
                                                Robert A. Oden, Jr.

                                POWER OF ATTORNEY
                                -----------------


         Christopher A. Cray, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  February 12, 1998




                                                /s/ Christopher A. Cray
                                                -----------------------
                                                Christopher A. Cray

EXHIBIT INDEX                           DESCRIPTION
-------------                           -----------

(1)(a)                                  Amended Declaration of Trust
(1)(b)                                  Form of Amended Declaration of Trust dated November 19, 1998
(5)(b)                                  Amended Appendix A to the Investment Advisory Agreement
(5)(c)                                  Form of Amended Appendix A to the Investment Advisory
                                        Agreement dated November 19, 1998
(7)                                     Deferred Compensation Plan for Trustees of The One Group
                                        Investment Trust
(8)(b)                                  Subcustodian Agreement for the One Group Investment Trust
                                        between State Street Bank and Trust Company, and Bank One
                                        Trust Company, N.A. and the Registrant
(9)(b)                                  Amended Appendix A to the Transfer and Dividend Disbursing
                                        Agent Agreement
(9)(c)                                  Form of Amended Appendix A to the Transfer and Dividend
                                        Disbursing Agent Agreement dated November 19, 1998
(9)(d)                                  Amended and Restated Fund Participation Agreement among the
                                        Registrant, Nationwide Life and Annuity Insurance Company,
                                        and Nationwide Advisory Services, Inc. dated as of May 20,
                                        1998
(9)(e)                                  Form of Amended Appendix A to the Fund Participation
                                        Agreement dated November 19, 1998
(9)(f)                                  Amended and Restated Administrative Services Agreement dated
                                        August 19, 1998
(9)(g)                                  Form of Amended and Restated Administrative Services
                                        Agreement between Registrant and Nationwide Advisory
                                        Services, Inc. dated as of November 19, 1998
(9)(h)                                  Securities Lending Agreement for The One Group Investment
                                        Trust between the Registrant, Banc One Investment Advisors
                                        Corporation, and Bank One Trust Company, N.A. dated as of
                                        June 15, 1998
(10)                                    Opinion of Ropes & Gray
(11)(a)                                 Consent of Ropes & Gray
(11((b)                                 Consent of PriceWaterhouseCoopers LLP, Independent
                                        Accountants
